UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22449

American Funds Mortgage Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

Becky L. Park

American Funds Mortgage Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Mortgage Fund® Semi-annual report for the six months ended February 29, 2024

Seeking income
and diversification
through investments
in high-quality
mortgages

The Securities and Exchange Commission has adopted new regulations that will change the content and design of annual and semi-annual shareholder reports beginning in July 2024. Certain types of information, including investment portfolio and financial statements, will not be included in the shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications from the fund electronically, you may update your mailing preferences with your financial intermediary or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

American Funds Mortgage Fund seeks to provide current income and preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 3.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended March 31, 2024 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	0.04%	0.36%	1.38%
Class A shares (reflecting 3.75% maximum sales charge)	–4.08	–0.71	0.71

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios are 0.40% for Class F-2 shares and 0.72% for Class A shares as of the prospectus dated November 1, 2023. The net expense ratios are 0.38% for Class F-2 shares and 0.70% for Class A shares. The expense ratios are restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. The waiver will be in effect through at least November 1, 2024. The adviser may elect at its discretion to extend, modify or terminate the waiver at that time. The investment results shown reflect the waiver, without which the results would have been lower. Refer to the fund’s most recent prospectus for details.

The fund’s 30-day yield as of February 29, 2024, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 4.65% (4.62% without the waiver) for Class F-2 shares and 4.13% (4.11% without the waiver) for Class A shares. The fund’s 12-month distribution rate as of that date was 4.54% for Class F-2 shares and 4.04% for Class A shares. Class A shares reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investments in mortgage-related securities involve additional risks, such as prepayment risk, as more fully described in the prospectus. The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American Funds Mortgage Fund for the periods ended February 29, 2024, are shown in the table below, as well as results of the fund’s benchmark and peer group indexes.

For additional information about the fund, its investment results, holdings and portfolio managers, refer to capitalgroup.com/individual/investments/fund/mfafx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

15	Financial statements

18	Notes to financial statements

30	Financial highlights

Results at a glance

For periods ended February 29, 2024, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 11/1/10)

American Funds Mortgage Fund (Class F-2 shares)	1.74%	1.78%	0.47%	1.27%	1.55%
American Funds Mortgage Fund (Class A shares)	1.70	1.44	0.17	0.98	1.29
Bloomberg U.S. Mortgage Backed Securities Index*	1.89	2.28	–0.31	0.98	1.37
Lipper Intermediate U.S. Government Funds Average†	1.71	1.93	–0.08	0.60	0.89
Lipper GNMA Funds Average†	1.93	2.42	–0.38	0.48	0.91

Past results are not predictive of results in future periods.

*	Source: Bloomberg Index Services Ltd. The Bloomberg U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the index.
†	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. For the number of funds included in the Lipper category for each fund’s lifetime, refer to the Quarterly Statistical Update available on our website.

American Funds Mortgage Fund	1

Investment portfolio February 29, 2024	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	3.53%
AAA/Aaa	90.73
AA/Aa	.07
A/A	.29
Short-term securities & other assets less liabilities	5.38

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 94.62%	Principal amount (000)		Value (000)
Mortgage-backed obligations 90.03%
Federal agency mortgage-backed obligations 88.11%
Fannie Mae Pool #745316 6.50% 2/1/2026[1]	USD	3	$3
Fannie Mae Pool #256310 6.50% 7/1/2026[1]		1	1
Fannie Mae Pool #928689 6.50% 9/1/2027[1]		5	5
Fannie Mae Pool #AD0838 6.50% 10/1/2027[1]		2	2
Fannie Mae Pool #928957 6.50% 12/1/2027[1]		5	5
Fannie Mae Pool #AL9724 6.50% 2/1/2028[1]		3	3
Fannie Mae Pool #AY1948 3.50% 1/1/2030[1]		39	38
Fannie Mae Pool #AZ0554 3.50% 10/1/2030[1]		51	49
Fannie Mae Pool #613025 6.50% 7/1/2031[1]		6	6
Fannie Mae Pool #BJ4876 3.00% 2/1/2033[1]		277	259
Fannie Mae Pool #BJ4856 3.00% 2/1/2033[1]		89	84
Fannie Mae Pool #BM3919 3.00% 2/1/2033[1]		8	7
Fannie Mae Pool #695412 5.00% 6/1/2033[1]		2	2
Fannie Mae Pool #CA2106 3.50% 7/1/2033[1]		9	9
Fannie Mae Pool #MA1640 2.50% 9/1/2033[1]		659	604
Fannie Mae Pool #AU7556 3.00% 9/1/2033[1]		293	271
Fannie Mae Pool #BJ9000 3.50% 11/1/2033[1]		87	83
Fannie Mae Pool #BO6247 2.50% 12/1/2034[1]		4,210	3,856
Fannie Mae Pool #745001 6.50% 9/1/2035[1]		18	18
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]		12	12
Fannie Mae Pool #AS7224 4.00% 5/1/2036[1]		1,323	1,276
Fannie Mae Pool #MA2630 4.00% 5/1/2036[1]		243	234
Fannie Mae Pool #MA2717 4.00% 8/1/2036[1]		1,221	1,177
Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]		2,138	2,061
Fannie Mae Pool #MA2787 4.00% 10/1/2036[1]		535	516
Fannie Mae Pool #MA2819 4.00% 11/1/2036[1]		1,020	984
Fannie Mae Pool #801783 6.50% 2/1/2037[1]		5	5
Fannie Mae Pool #MA3099 4.00% 8/1/2037[1]		1,570	1,512
Fannie Mae Pool #MA3186 4.00% 11/1/2037[1]		3,128	2,994
Fannie Mae Pool #931768 5.00% 8/1/2039[1]		18	18
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]		71	71
Fannie Mae Pool #AD1823 5.00% 2/1/2040[1]		406	394
Fannie Mae Pool #932606 5.00% 2/1/2040[1]		30	30

2	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BQ7816 1.50% 4/1/2041[1]	USD	20,218	$16,236
Fannie Mae Pool #BR0986 1.50% 5/1/2041[1]		27,392	21,996
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]		117	116
Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]		339	283
Fannie Mae Pool #MA4388 2.50% 7/1/2041[1]		6,928	5,965
Fannie Mae Pool #MA4447 2.50% 10/1/2041[1]		14,591	12,639
Fannie Mae Pool #FM9117 2.50% 10/1/2041[1]		7,909	6,853
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]		182	171
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]		51	50
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]		31,365	26,180
Fannie Mae Pool #MA4502 2.50% 12/1/2041[1]		16,290	14,100
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]		32	32
Fannie Mae Pool #MA4521 2.50% 1/1/2042[1]		20,517	17,753
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]		7,369	6,148
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]		64	63
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]		9,284	7,743
Fannie Mae Pool #MA4586 2.00% 4/1/2042[1]		2,537	2,115
Fannie Mae Pool #AR1512 3.50% 1/1/2043[1]		131	120
Fannie Mae Pool #AT0412 3.50% 3/1/2043[1]		65	59
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]		35	32
Fannie Mae Pool #AT7457 3.025% 4/1/2043[1]		170	152
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]		58	53
Fannie Mae Pool #AT7470 2.275% 5/1/2043[1]		103	85
Fannie Mae Pool #AU0626 2.275% 6/1/2043[1]		158	132
Fannie Mae Pool #AT5898 3.00% 6/1/2043[1]		3,041	2,702
Fannie Mae Pool #AL3829 3.50% 6/1/2043[1]		1,190	1,091
Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]		390	356
Fannie Mae Pool #AU8120 2.275% 7/1/2043[1]		70	58
Fannie Mae Pool #AU8121 2.275% 8/1/2043[1]		87	73
Fannie Mae Pool #MA1583 4.00% 9/1/2043[1]		1,967	1,858
Fannie Mae Pool #AX8521 3.50% 12/1/2044[1]		85	78
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]		55	51
Fannie Mae Pool #BE5009 3.50% 1/1/2045[1]		374	340
Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]		661	602
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]		81,563	73,977
Fannie Mae Pool #AS8310 3.00% 11/1/2046[1]		753	668
Fannie Mae Pool #BD2440 3.50% 1/1/2047[1]		331	300
Fannie Mae Pool #FS3767 2.00% 4/1/2047[1]		7,201	5,739
Fannie Mae Pool #BM1179 3.00% 4/1/2047[1]		893	788
Fannie Mae Pool #MA3002 4.50% 4/1/2047[1]		631	588
Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]		545	497
Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]		92	84
Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]		43	39
Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]		37	33
Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]		19	17
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]		38	36
Fannie Mae Pool #BH4101 3.50% 10/1/2047[1]		27,623	25,042
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]		946	891
Fannie Mae Pool #BM2006 4.00% 1/1/2048[1]		15	14
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]		410	374
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]		543	511
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]		733	691
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]		214	201
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]		91	88
Fannie Mae Pool #CA2850 4.00% 12/1/2048[1]		1,316	1,251
Fannie Mae Pool #BF0320 5.50% 1/1/2049[1]		1,907	1,974
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]		21,252	19,212
Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]		4,464	4,087
Fannie Mae Pool #BN6708 3.50% 6/1/2049[1]		1,177	1,068
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]		1,121	1,018
Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]		5,771	5,276
Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]		3,275	2,974
Fannie Mae Pool #BO5176 3.00% 11/1/2049[1]		4,180	3,652
Fannie Mae Pool #FM2664 3.50% 3/1/2050[1]		4,911	4,440
Fannie Mae Pool #CA5496 3.00% 4/1/2050[1]		31,088	27,163
Fannie Mae Pool #CA5536 3.00% 4/1/2050[1]		9,973	8,700
Fannie Mae Pool #CA5539 3.00% 4/1/2050[1]		6,946	6,030

American Funds Mortgage Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA5540 3.00% 4/1/2050[1]	USD	4,863	$4,222
Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]		6,772	5,665
Fannie Mae Pool #FS3745 2.00% 8/1/2050[1]		9,204	7,291
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]		26,452	22,143
Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]		1	1
Fannie Mae Pool #FM4256 2.50% 9/1/2050[1]		30,918	25,963
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]		562	486
Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]		10,245	8,576
Fannie Mae Pool #CA7737 2.50% 11/1/2050[1]		42,785	35,437
Fannie Mae Pool #CA8108 2.00% 12/1/2050[1]		14,558	11,585
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]		961	760
Fannie Mae Pool #CA8044 2.50% 12/1/2050[1]		30,070	24,906
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]		847	670
Fannie Mae Pool #CA8862 2.50% 1/1/2051[1]		33,812	28,235
Fannie Mae Pool #CA8820 2.00% 2/1/2051[1]		29,784	23,700
Fannie Mae Pool #FM6112 2.50% 2/1/2051[1]		30,751	25,470
Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]		29,482	24,588
Fannie Mae Pool #MA4282 2.50% 3/1/2051[1]		19,483	16,132
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]		9,551	7,537
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]		45	36
Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]		5,647	4,918
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]		27	21
Fannie Mae Pool #CB0457 2.50% 5/1/2051[1]		5,104	4,227
Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]		10,472	9,101
Fannie Mae Pool #CB0737 3.00% 6/1/2051[1]		8,154	7,013
Fannie Mae Pool #CB0850 3.00% 6/1/2051[1]		5,218	4,512
Fannie Mae Pool #FS3744 2.00% 7/1/2051[1]		27,134	21,512
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]		2,220	1,855
Fannie Mae Pool #FM9330 3.00% 7/1/2051[1]		32,684	28,162
Fannie Mae Pool #CB1304 3.00% 8/1/2051[1]		721	627
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]		38,107	31,539
Fannie Mae Pool #FM8981 3.00% 10/1/2051[1]		31,232	26,821
Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]		18,499	15,967
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]		209	166
Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]		11,693	9,775
Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]		5,565	4,672
Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]		4,601	3,969
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]		36,584	30,435
Fannie Mae Pool #FS0433 2.50% 12/1/2051[1]		33,562	28,360
Fannie Mae Pool #CB2371 2.50% 12/1/2051[1]		9,955	8,320
Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]		6,044	5,058
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]		8,292	7,255
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]		17,367	15,022
Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]		4,756	4,105
Fannie Mae Pool #BV3080 2.00% 2/1/2052[1]		39,939	31,471
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]		12,781	10,075
Fannie Mae Pool #CB2765 2.00% 2/1/2052[1]		8,639	6,849
Fannie Mae Pool #CB2870 2.50% 2/1/2052[1]		702	578
Fannie Mae Pool #FS0834 2.50% 2/1/2052[1]		136	112
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]		1,498	1,309
Fannie Mae Pool #BU8882 4.00% 3/1/2052[1]		5,929	5,461
Fannie Mae Pool #BV8166 2.50% 4/1/2052[1]		1,749	1,441
Fannie Mae Pool #BV7698 2.50% 4/1/2052[1]		1,167	961
Fannie Mae Pool #BV7745 2.50% 4/1/2052[1]		455	375
Fannie Mae Pool #BU8825 2.50% 5/1/2052[1]		478	394
Fannie Mae Pool #FS3539 3.50% 7/1/2052[1]		3,335	2,971
Fannie Mae Pool #CB4119 4.00% 7/1/2052[1]		87,207	80,306
Fannie Mae Pool #MA4711 5.50% 7/1/2052[1]		447	443
Fannie Mae Pool #CB4418 5.50% 8/1/2052[1]		475	470
Fannie Mae Pool #BW9206 5.50% 8/1/2052[1]		219	223
Fannie Mae Pool #MA4768 2.50% 9/1/2052[1]		1,693	1,394
Fannie Mae Pool #BX3451 2.50% 9/1/2052[1]		1,644	1,357
Fannie Mae Pool #CB4852 4.50% 10/1/2052[1]		22,486	21,300
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]		3,588	3,562
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]		3,259	3,235
Fannie Mae Pool #BX1223 5.50% 10/1/2052[1]		454	450
Fannie Mae Pool #BX1488 5.50% 10/1/2052[1]		439	441

4	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB5020 5.50% 10/1/2052[1]	USD	71	$71
Fannie Mae Pool #FS3256 6.00% 11/1/2052[1]		84	85
Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]		8,903	8,830
Fannie Mae Pool #BX2464 5.50% 12/1/2052[1]		309	307
Fannie Mae Pool #BX4035 5.50% 12/1/2052[1]		275	272
Fannie Mae Pool #BX3726 5.50% 12/1/2052[1]		179	177
Fannie Mae Pool #BX3739 5.50% 12/1/2052[1]		65	64
Fannie Mae Pool #BX3744 5.50% 1/1/2053[1]		195	194
Fannie Mae Pool #BW5118 5.50% 1/1/2053[1]		134	133
Fannie Mae Pool #MA4894 6.00% 1/1/2053[1]		88,482	88,961
Fannie Mae Pool #BX5931 6.00% 1/1/2053[1]		4,206	4,231
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]		12,241	12,123
Fannie Mae Pool #BX5097 5.50% 2/1/2053[1]		1,077	1,066
Fannie Mae Pool #BX4108 5.50% 2/1/2053[1]		750	744
Fannie Mae Pool #BX4772 5.50% 2/1/2053[1]		133	132
Fannie Mae Pool #MA4920 6.00% 2/1/2053[1]		12,141	12,211
Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]		10,787	11,031
Fannie Mae Pool #BX8835 5.50% 3/1/2053[1]		891	883
Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]		875	869
Fannie Mae Pool #BX8514 5.50% 3/1/2053[1]		764	757
Fannie Mae Pool #BX8389 5.50% 3/1/2053[1]		730	723
Fannie Mae Pool #BX9427 5.50% 3/1/2053[1]		290	288
Fannie Mae Pool #MA4941 5.50% 3/1/2053[1]		46	45
Fannie Mae Pool #MA4942 6.00% 3/1/2053[1]		11,513	11,573
Fannie Mae Pool #BX8781 6.00% 3/1/2053[1]		379	382
Fannie Mae Pool #BX9041 5.00% 4/1/2053[1]		95	93
Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]		21,754	21,533
Fannie Mae Pool #BY2795 5.50% 4/1/2053[1]		570	565
Fannie Mae Pool #BW5286 5.50% 4/1/2053[1]		422	418
Fannie Mae Pool #MA4980 6.00% 4/1/2053[1]		24,577	24,696
Fannie Mae Pool #BX8415 6.00% 4/1/2053[1]		197	198
Fannie Mae Pool #BW5278 6.00% 4/1/2053[1]		143	144
Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]		6,148	6,332
Fannie Mae Pool #CB6303 4.50% 5/1/2053[1]		118,236	112,021
Fannie Mae Pool #MA5008 4.50% 5/1/2053[1]		4,132	3,914
Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]		232,592	225,705
Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]		4,554	4,422
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]		6,952	6,884
Fannie Mae Pool #BY0849 5.50% 5/1/2053[1]		40	40
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]		36,330	36,518
Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]		26,138	25,364
Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]		67,838	67,171
Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]		13,155	13,049
Fannie Mae Pool #BY3521 5.50% 6/1/2053[1]		934	925
Fannie Mae Pool #BY5247 5.50% 6/1/2053[1]		487	483
Fannie Mae Pool #BY3520 5.50% 6/1/2053[1]		175	174
Fannie Mae Pool #BY4223 5.50% 6/1/2053[1]		23	23
Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]		73,998	74,357
Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]		14,957	15,042
Fannie Mae Pool #FS4932 6.00% 6/1/2053[1]		10,150	10,228
Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]		9,156	9,237
Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]		6,706	6,760
Fannie Mae Pool #FS4775 6.00% 6/1/2053[1]		107	108
Fannie Mae Pool #CB6491 6.50% 6/1/2053[1]		6,100	6,247
Fannie Mae Pool #CB6490 6.50% 6/1/2053[1]		2,133	2,172
Fannie Mae Pool #CB6468 6.50% 6/1/2053[1]		1,578	1,612
Fannie Mae Pool #CB6719 4.50% 7/1/2053[1]		7,001	6,632
Fannie Mae Pool #BY6763 5.00% 7/1/2053[1]		584	567
Fannie Mae Pool #BU4112 5.00% 7/1/2053[1]		99	96
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]		55,268	54,707
Fannie Mae Pool #MA5073 6.00% 7/1/2053[1]		202	203
Fannie Mae Pool #AS0745 3.50% 8/1/2053[1]		806	713
Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]		10,863	10,291
Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]		58,643	58,048
Fannie Mae Pool #BY8293 6.00% 8/1/2053[1]		3,695	3,714
Fannie Mae Pool #MA5136 4.50% 9/1/2053[1]		51,260	48,548
Fannie Mae Pool #CB7122 6.00% 9/1/2053[1]		4,696	4,721

American Funds Mortgage Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	USD	38,041	$38,219
Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]		122,681	123,255
Fannie Mae Pool #CB7438 6.00% 11/1/2053[1]		5,177	5,204
Fannie Mae Pool #CB7480 6.00% 11/1/2053[1]		3,588	3,607
Fannie Mae Pool #CB7617 6.00% 12/1/2053[1]		35,089	35,266
Fannie Mae Pool #MA5216 6.00% 12/1/2053[1]		9,736	9,782
Fannie Mae Pool #MA5218 7.00% 12/1/2053[1]		1,594	1,637
Fannie Mae Pool #CB7862 6.00% 1/1/2054[1]		4,937	4,961
Fannie Mae Pool #CB7932 6.00% 2/1/2054[1]		59,175	59,463
Fannie Mae Pool #CB7933 6.50% 2/1/2054[1]		28,935	29,473
Fannie Mae Pool #CB7917 6.50% 2/1/2054[1]		14,329	14,595
Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]		3,286	2,896
Fannie Mae Pool #BM6693 3.50% 8/1/2059[1]		53,964	47,564
Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]		2,184	1,925
Fannie Mae Pool #BF0480 3.50% 6/1/2060[1]		1,387	1,243
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]		1,622	1,345
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]		4,409	4,191
Freddie Mac Pool #ZA1944 6.50% 6/1/2026[1]		2	2
Freddie Mac Pool #ZJ9210 6.50% 11/1/2027[1]		1	1
Freddie Mac Pool #ZA2045 6.50% 1/1/2028[1]		5	5
Freddie Mac Pool #ZA2066 6.50% 3/1/2028[1]		10	10
Freddie Mac Pool #ZA2096 6.50% 11/1/2028[1]		2	2
Freddie Mac Pool #ZS8675 2.50% 11/1/2032[1]		6	6
Freddie Mac Pool #C91593 2.50% 12/1/2032[1]		26	24
Freddie Mac Pool #ZS0839 6.50% 12/1/2032[1]		6	6
Freddie Mac Pool #ZS8087 2.50% 4/1/2033[1]		19	18
Freddie Mac Pool #C91720 2.50% 8/1/2033[1]		49	45
Freddie Mac Pool #ZS8710 3.00% 8/1/2033[1]		1	1
Freddie Mac Pool #SB8041 3.00% 4/1/2035[1]		1	1
Freddie Mac Pool #ZS4189 6.50% 6/1/2035[1]		1	1
Freddie Mac Pool #K93558 4.00% 5/1/2036[1]		477	458
Freddie Mac Pool #C91877 4.00% 5/1/2036[1]		276	267
Freddie Mac Pool #C91899 4.00% 9/1/2036[1]		472	457
Freddie Mac Pool #G03699 6.00% 1/1/2038[1]		48	50
Freddie Mac Pool #RB5113 1.50% 6/1/2041[1]		182,320	146,389
Freddie Mac Pool #RB5115 2.50% 6/1/2041[1]		26,115	22,652
Freddie Mac Pool #RB5122 2.50% 8/1/2041[1]		71,882	62,326
Freddie Mac Pool #QK1181 2.00% 11/1/2041[1]		1,977	1,651
Freddie Mac Pool #Q05343 4.00% 11/1/2041[1]		251	237
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]		26,764	22,335
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]		8,138	6,788
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]		91,142	75,958
Freddie Mac Pool #RB5153 2.00% 4/1/2042[1]		2,466	2,055
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]		24	23
Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]		135	124
Freddie Mac Pool #Q18236 3.50% 5/1/2043[1]		391	358
Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]		163	149
Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]		1,371	1,251
Freddie Mac Pool #760014 2.704% 8/1/2045[1,2]		906	874
Freddie Mac Pool #G60238 3.50% 10/1/2045[1]		4,550	4,153
Freddie Mac Pool #Q40896 4.50% 4/1/2046[1]		444	431
Freddie Mac Pool #G67700 3.50% 8/1/2046[1]		1,681	1,534
Freddie Mac Pool #T65389 3.50% 9/1/2046[1]		46	41
Freddie Mac Pool #Q45650 3.50% 1/1/2047[1]		6,784	6,215
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]		508	457
Freddie Mac Pool #T65448 4.00% 9/1/2047[1]		717	651
Freddie Mac Pool #Q51622 3.50% 10/1/2047[1]		615	553
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]		736	672
Freddie Mac Pool #Q55056 3.50% 3/1/2048[1]		550	499
Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]		535	488
Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]		530	483
Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]		406	371
Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]		299	272
Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]		195	177
Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]		154	141
Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]		112	103
Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]		72	67

6	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	USD	12,766	$12,045
Freddie Mac Pool #Q55060 3.50% 4/1/2048[1]		74	67
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]		507	478
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]		456	430
Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]		239	227
Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]		274	250
Freddie Mac Pool #Q56591 3.50% 6/1/2048[1]		147	134
Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]		83	76
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]		733	691
Freddie Mac Pool #Q57242 4.50% 7/1/2048[1]		89	86
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]		1,074	1,040
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]		559	542
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]		396	381
Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]		1,814	1,647
Freddie Mac Pool #SD7503 3.50% 8/1/2049[1]		27,665	25,103
Freddie Mac Pool #RA1339 3.00% 9/1/2049[1]		7,916	6,871
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]		511	464
Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]		4,063	3,714
Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]		3,999	3,656
Freddie Mac Pool #QA4673 3.00% 11/1/2049[1]		5,655	4,940
Freddie Mac Pool #SD0187 3.00% 1/1/2050[1]		2,922	2,552
Freddie Mac Pool #RA1996 3.50% 1/1/2050[1]		10,565	9,551
Freddie Mac Pool #SD7512 3.00% 2/1/2050[1]		11,608	10,124
Freddie Mac Pool #RA2596 2.50% 5/1/2050[1]		1,001	835
Freddie Mac Pool #QB1368 2.50% 7/1/2050[1]		37,828	31,760
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]		609	527
Freddie Mac Pool #SI2062 2.00% 9/1/2050[1]		48,220	38,323
Freddie Mac Pool #SI2080 2.00% 10/1/2050[1]		50,017	39,843
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]		49,042	38,841
Freddie Mac Pool #RA4352 2.00% 1/1/2051[1]		26,646	21,181
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]		157	124
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]		261	206
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]		27,075	21,579
Freddie Mac Pool #RA5259 2.50% 5/1/2051[1]		4,973	4,118
Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]		25,978	22,606
Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]		12,839	10,754
Freddie Mac Pool #RA5971 3.00% 9/1/2051[1]		13,619	11,826
Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]		11,929	10,314
Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]		37,116	32,019
Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]		1,007	875
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]		6,634	5,245
Freddie Mac Pool #SD7548 2.50% 11/1/2051[1]		9,100	7,622
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]		5,926	4,946
Freddie Mac Pool #RA6411 2.50% 11/1/2051[1]		963	792
Freddie Mac Pool #QD2929 4.00% 12/1/2051[1]		1,191	1,097
Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]		5,406	4,509
Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]		2,061	1,790
Freddie Mac Pool #SD7550 3.00% 2/1/2052[1]		33,542	29,289
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]		31,648	28,757
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]		563	503
Freddie Mac Pool #SD1449 2.50% 3/1/2052[1]		32,614	27,270
Freddie Mac Pool #SD1450 2.50% 3/1/2052[1]		16,781	14,000
Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]		160,314	139,363
Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]		31,440	28,005
Freddie Mac Pool #RA7556 4.50% 6/1/2052[1]		13,602	12,884
Freddie Mac Pool #RA7747 2.50% 8/1/2052[1]		1,662	1,369
Freddie Mac Pool #SD7556 3.00% 8/1/2052[1]		226	196
Freddie Mac Pool #QE7537 4.50% 8/1/2052[1]		9,653	9,145
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]		3,060	2,971
Freddie Mac Pool #QF0924 5.50% 9/1/2052[1]		492	488
Freddie Mac Pool #QF1236 4.50% 10/1/2052[1]		8,965	8,492
Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]		10,627	10,546
Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]		40,680	39,404
Freddie Mac Pool #QF2363 4.50% 11/1/2052[1]		40,694	38,545
Freddie Mac Pool #QF3907 4.50% 11/1/2052[1]		35,223	33,363
Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]		15,071	14,951
Freddie Mac Pool #QF2862 6.50% 11/1/2052[1]		17	17

American Funds Mortgage Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8276 5.00% 12/1/2052[1]	USD	82,859	$80,456
Freddie Mac Pool #QF4136 5.50% 12/1/2052[1]		191	190
Freddie Mac Pool #QF6034 5.50% 12/1/2052[1]		82	82
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]		3,804	3,694
Freddie Mac Pool #QF5822 5.50% 1/1/2053[1]		795	789
Freddie Mac Pool #QF5680 5.50% 1/1/2053[1]		787	781
Freddie Mac Pool #QF5387 5.50% 1/1/2053[1]		124	123
Freddie Mac Pool #SD8290 6.00% 1/1/2053[1]		229,641	230,974
Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]		974	966
Freddie Mac Pool #QF8686 5.50% 2/1/2053[1]		494	490
Freddie Mac Pool #SD8301 6.00% 2/1/2053[1]		170,360	171,347
Freddie Mac Pool #QF8462 5.50% 3/1/2053[1]		7,023	6,964
Freddie Mac Pool #QF8554 5.50% 3/1/2053[1]		628	622
Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]		10,633	10,318
Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]		7,389	7,174
Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]		8,422	8,338
Freddie Mac Pool #QG1023 5.50% 4/1/2053[1]		934	926
Freddie Mac Pool #QG1266 5.50% 4/1/2053[1]		494	490
Freddie Mac Pool #SD8322 4.50% 5/1/2053[1]		21,535	20,398
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]		33,804	33,466
Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]		2,352	2,332
Freddie Mac Pool #QG1719 5.50% 5/1/2053[1]		992	982
Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]		991	981
Freddie Mac Pool #QG1875 5.50% 5/1/2053[1]		585	580
Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]		25,726	25,861
Freddie Mac Pool #QG3376 6.00% 5/1/2053[1]		198	200
Freddie Mac Pool #QG4719 5.00% 6/1/2053[1]		40,162	38,979
Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]		2,369	2,299
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]		47,484	47,003
Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]		74,748	75,108
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]		5,601	5,652
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]		5,306	5,361
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]		3,490	3,514
Freddie Mac Pool #SD3240 6.00% 6/1/2053[1]		2,701	2,717
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]		2,450	2,493
Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]		1,220	1,247
Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]		1,054	1,077
Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]		994	1,024
Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]		944	974
Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]		670	693
Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]		502	516
Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]		367	374
Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]		279	289
Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]		601	583
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]		173,980	172,216
Freddie Mac Pool #QG7363 6.00% 7/1/2053[1]		16,636	16,728
Freddie Mac Pool #SD3356 6.00% 7/1/2053[1]		2,338	2,351
Freddie Mac Pool #QG8909 5.00% 8/1/2053[1]		638	619
Freddie Mac Pool #SD3620 5.50% 8/1/2053[1]		14,888	14,828
Freddie Mac Pool #RA9636 6.00% 8/1/2053[1]		6,327	6,363
Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]		41,963	42,202
Freddie Mac Pool #SD8367 5.50% 10/1/2053[1]		44,981	44,518
Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]		64,814	65,129
Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]		46,085	46,300
Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]		13,067	13,301
Freddie Mac Pool #SD8373 6.00% 11/1/2053[1]		90,677	91,100
Freddie Mac Pool #SD8386 7.00% 12/1/2053[1]		4,405	4,524
Freddie Mac Pool #RJ0856 6.50% 2/1/2054[1]		11,066	11,272
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 11/25/2025[1]		2,500	2,427
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]		24,000	23,583
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,2]		2,447	2,249
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]		4,050	3,436
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[1,2]		9,366	8,665

8	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	USD	617	$532
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]		2,901	2,662
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,2]		2,838	2,605
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]		3,846	3,274
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]		989	930
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]		1,315	1,162
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]		540	508
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]		1,113	982
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]		686	605
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]		4,473	4,267
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030[1]		28,826	25,094
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031[1]		30,114	26,624
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031[1]		25,159	21,892
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]		27,613	26,059
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/27/2060[1]		30,224	26,351
Government National Mortgage Assn. 2.50% 3/1/2054[1,3]		19,300	16,338
Government National Mortgage Assn. 3.00% 3/1/2054[1,3]		8,808	7,724
Government National Mortgage Assn. 4.00% 3/1/2054[1,3]		29,981	27,905
Government National Mortgage Assn. 5.00% 3/1/2054[1,3]		10,255	10,018
Government National Mortgage Assn. 5.50% 3/1/2054[1,3]		23,449	23,296
Government National Mortgage Assn. 2.50% 4/1/2054[1,3]		4,600	3,898
Government National Mortgage Assn. 5.00% 4/1/2054[1,3]		10,500	10,258
Government National Mortgage Assn. Pool #778205 4.00% 3/20/2032[1]		288	278
Government National Mortgage Assn. Pool #778208 4.00% 5/20/2032[1]		361	349
Government National Mortgage Assn. Pool #796771 6.50% 10/20/2032[1]		295	304
Government National Mortgage Assn. Pool #AD0867 4.25% 4/20/2034[1]		533	518
Government National Mortgage Assn. Pool #AH5896 3.75% 7/20/2034[1]		609	580
Government National Mortgage Assn. Pool #AH5904 3.25% 2/20/2035[1]		935	874
Government National Mortgage Assn. Pool #AH5907 3.25% 4/20/2035[1]		784	733
Government National Mortgage Assn. Pool #AH5908 3.25% 5/20/2035[1]		1,169	1,098
Government National Mortgage Assn. Pool #AC2887 5.00% 7/20/2035[1]		88	88
Government National Mortgage Assn. Pool #417292 3.25% 8/20/2035[1]		1,648	1,543
Government National Mortgage Assn. Pool #AA7288 3.75% 6/20/2037[1]		287	270
Government National Mortgage Assn. Pool #AA4803 6.50% 10/20/2038[1]		47	48
Government National Mortgage Assn. Pool #773549 6.50% 12/20/2038[1]		128	129
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]		894	925
Government National Mortgage Assn. Pool #AH5905 3.25% 1/20/2040[1]		640	576
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]		954	972
Government National Mortgage Assn. Pool #AH5909 3.25% 5/20/2040[1]		401	361
Government National Mortgage Assn. Pool #AH5912 3.25% 8/20/2040[1]		493	444
Government National Mortgage Assn. Pool #AC2904 4.50% 5/20/2041[1]		350	339
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]		694	703
Government National Mortgage Assn. Pool #MA0274 4.50% 7/20/2041[1]		196	188
Government National Mortgage Assn. Pool #005158 5.00% 8/20/2041[1]		498	494
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041[1]		43	43
Government National Mortgage Assn. Pool #MA0273 4.00% 9/20/2041[1]		427	394
Government National Mortgage Assn. Pool #AB3621 4.50% 9/20/2041[1]		102	99
Government National Mortgage Assn. Pool #AE5743 5.00% 9/20/2041[1]		1,210	1,188
Government National Mortgage Assn. Pool #MA0310 4.50% 10/20/2041[1]		422	406
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]		537	521
Government National Mortgage Assn. Pool #793043 2.75% 1/15/2042[1]		284	248
Government National Mortgage Assn. Pool #799829 2.75% 2/15/2042[1]		164	143

American Funds Mortgage Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #AB2159 4.50% 3/20/2042[1]	USD	509	$494
Government National Mortgage Assn. Pool #770241 4.00% 5/20/2042[1]		290	277
Government National Mortgage Assn. Pool #AA0526 2.75% 6/15/2042[1]		72	63
Government National Mortgage Assn. Pool #792276 3.50% 6/15/2042[1]		151	141
Government National Mortgage Assn. Pool #770242 4.00% 6/20/2042[1]		449	429
Government National Mortgage Assn. Pool #AC2872 4.00% 6/20/2042[1]		177	167
Government National Mortgage Assn. Pool #799343 3.50% 7/15/2042[1]		324	301
Government National Mortgage Assn. Pool #AB1330 2.75% 8/15/2042[1]		222	193
Government National Mortgage Assn. Pool #AB1591 2.75% 9/15/2042[1]		196	171
Government National Mortgage Assn. Pool #AG5105 3.50% 9/20/2043[1]		266	243
Government National Mortgage Assn. Pool #AG5106 4.00% 9/20/2043[1]		366	346
Government National Mortgage Assn. Pool #AA7306 3.50% 11/20/2043[1]		661	603
Government National Mortgage Assn. Pool #AH5880 3.75% 5/20/2044[1]		1,035	958
Government National Mortgage Assn. Pool #AH5881 4.25% 5/20/2044[1]		432	410
Government National Mortgage Assn. Pool #MA3727 4.00% 6/20/2046[1]		937	864
Government National Mortgage Assn. Pool #MA4511 4.00% 6/20/2047[1]		3,269	3,085
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049[1]		270	260
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]		8	8
Government National Mortgage Assn. Pool #MA6709 2.50% 6/20/2050[1]		52	44
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]		8,362	6,813
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]		5,770	4,867
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]		10,619	8,652
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]		64,185	53,585
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]		7,257	6,074
Government National Mortgage Assn. Pool #785792 2.50% 12/20/2051[1]		86,868	72,440
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]		6,543	5,587
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[1]		3,028	2,565
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052[1]		2,315	1,937
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]		9,072	7,661
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]		6,187	5,219
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052[1]		501	425
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]		2,964	2,510
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]		23,974	21,695
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052[1]		7,479	6,964
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]		18,865	18,022
Government National Mortgage Assn. Pool #773441 5.20% 4/20/2062[1]		1	1
Government National Mortgage Assn. Pool #AG8235 5.20% 12/20/2064[1]		1	1
Government National Mortgage Assn. Pool #AQ8290 4.894% 2/20/2066[1]		6	6
Government National Mortgage Assn. Pool #AQ8292 5.181% 2/20/2066[1]		1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]		7,978	6,005
Government National Mortgage Assn., Series 2016-H13, Class IO, interest only, 0.57% 5/20/2066[1,2]		9,587	90
Uniform Mortgage-Backed Security 2.50% 3/1/2039[1,3]		4,500	4,081
Uniform Mortgage-Backed Security 4.00% 3/1/2039[1,3]		11,000	10,596
Uniform Mortgage-Backed Security 2.50% 4/1/2039[1,3]		21,500	19,521
Uniform Mortgage-Backed Security 2.00% 3/1/2054[1,3]		37,190	29,230
Uniform Mortgage-Backed Security 2.50% 3/1/2054[1,3]		25,535	20,983
Uniform Mortgage-Backed Security 3.00% 3/1/2054[1,3]		230,693	197,347
Uniform Mortgage-Backed Security 3.50% 3/1/2054[1,3]		92,269	82,093
Uniform Mortgage-Backed Security 4.00% 3/1/2054[1,3]		114,729	105,565
Uniform Mortgage-Backed Security 4.50% 3/1/2054[1,3]		402,158	380,716
Uniform Mortgage-Backed Security 5.00% 3/1/2054[1,3]		196,402	190,479
Uniform Mortgage-Backed Security 5.50% 3/1/2054[1,3]		210,036	207,795
Uniform Mortgage-Backed Security 6.00% 3/1/2054[1,3]		74,161	74,482
Uniform Mortgage-Backed Security 6.50% 3/1/2054[1,3]		182,547	185,767
Uniform Mortgage-Backed Security 7.00% 3/1/2054[1,3]		105,712	108,528
Uniform Mortgage-Backed Security 2.00% 4/1/2054[1,3]		1,400	1,102
Uniform Mortgage-Backed Security 2.50% 4/1/2054[1,3]		189,774	156,131
Uniform Mortgage-Backed Security 3.00% 4/1/2054[1,3]		82,000	70,224
Uniform Mortgage-Backed Security 3.50% 4/1/2054[1,3]		96,742	86,134
Uniform Mortgage-Backed Security 4.00% 4/1/2054[1,3]		256,733	236,349
Uniform Mortgage-Backed Security 4.50% 4/1/2054[1,3]		323,000	305,880
Uniform Mortgage-Backed Security 5.00% 4/1/2054[1,3]		427,000	414,174
Uniform Mortgage-Backed Security 5.50% 4/1/2054[1,3]		78,500	77,662
Uniform Mortgage-Backed Security 6.00% 4/1/2054[1,3]		249,000	250,019

10	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 6.50% 4/1/2054[1,3]	USD	279,250		$283,980
Uniform Mortgage-Backed Security 7.00% 4/1/2054[1,3]		15,000		15,389
Uniform Mortgage-Backed Security 4.00% 5/1/2054[1,3]		24,700		22,754
				9,092,170

Commercial mortgage-backed securities 1.33%
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.087% 5/15/2039[1,2,4]		6,857		6,870
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.216% 4/15/2037[1,2,4]		6,000		6,026
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.432% 6/15/2027[1,2,4]		7,875		7,916
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.132% 9/15/2036[1,2,4]		26,900		26,616
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.331% 10/15/2036[1,2,4]		19,921		19,678
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.102% 6/15/2038[1,2,4]		15,354		15,220
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82% 6/10/2028[1,2,4]		31,782		32,311
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.512% 7/15/2038[1,2,4]		5,764		5,760
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.163% 11/15/2038[1,2,4]		17,252		17,185
				137,582

Collateralized mortgage-backed obligations (privately originated) 0.59%
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049[1,2,4]		55		52
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,2,4]		4,537		4,407
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[1,2,4]		9,371		9,259
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,2,4]		15,911		14,895
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,2,4]		1,019		861
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[1,2,4]		930		748
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 10/25/2052[1,2,4]		14,067		11,305
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[1,2,4]		3,717		3,606
Mill City Mortgage Trust, Series 15-1, Class M2, 3.804% 6/25/2056[1,2,4]		250		249
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[1,2,4]		—	[5]	—	[5]
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,2,4]		1,928		1,873
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[1,2,4]		4,485		4,424
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,2,4]		3,400		3,356
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[1,2,4]		5,800		5,600
Towd Point Mortgage Trust, Series 2017-5, Class A1, 6.035% 2/25/2057[1,2,4]		65		67
				60,702

Total mortgage-backed obligations				9,290,454

U.S. Treasury bonds & notes 3.53%
U.S. Treasury 3.29%
U.S. Treasury 4.25% 1/31/2026[6]		135,000		133,997
U.S. Treasury 0.875% 9/30/2026		400		366
U.S. Treasury 1.25% 5/31/2028		3,800		3,353
U.S. Treasury 1.25% 6/30/2028		19,000		16,728
U.S. Treasury 4.125% 7/31/2028[6]		118,000		117,198
U.S. Treasury 1.75% 1/31/2029[6]		10,000		8,893
U.S. Treasury 1.625% 5/15/2031[6]		6,000		5,031
U.S. Treasury 1.25% 8/15/2031[6]		6,000		4,859
U.S. Treasury 1.875% 2/15/2032[6]		10,000		8,399
U.S. Treasury 2.875% 5/15/2032[6]		5,822		5,264
U.S. Treasury 1.375% 11/15/2040[6]		3,168		2,013
U.S. Treasury 1.875% 2/15/2041[6]		27,871		19,216
U.S. Treasury 1.875% 2/15/2051[6]		11,600		6,948
U.S. Treasury 2.00% 8/15/2051[6]		11,000		6,779
				339,044

American Funds Mortgage Fund	11

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities 0.24%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[7]		USD	25,270	$25,324

Total U.S. Treasury bonds & notes				364,368

Asset-backed obligations 1.06%
ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[1,4]			750	754
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,4]			5,028	4,679
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,4]			2,239	1,916
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,4]			9,505	8,540
CPS Auto Receivables Trust, Series 2022-C, Class A, 4.18% 4/15/2030[1,4]			583	582
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 5/15/2030[1,4]			2,046	2,028
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,4]			22,413	22,673
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,4]			2,279	2,002
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,4]			3,992	3,472
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[1,4]			5,682	5,132
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,4]			7,319	6,632
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,4]			20,177	18,307
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.174% 4/20/2062[1,2,4]			10,331	10,219
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,4]			12,130	10,572
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,4]			1,455	1,285
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]			10,612	10,707
				109,500

Total bonds, notes & other debt instruments (cost: $9,973,556,000)				9,764,322

Short-term securities 41.14%		Shares
Money market investments 25.27%
Capital Group Central Cash Fund 5.41%[8,9]			26,074,466	2,607,446

	Weighted average yield at acquisition	Principal amount (000)
Federal agency bills & notes 15.87%
Federal Home Loan Bank 3/4/2024	5.235%		USD75,000	74,968
Federal Home Loan Bank 3/8/2024	5.224		200,000	199,798
Federal Home Loan Bank 4/5/2024	5.067		50,000	49,745
Federal Home Loan Bank 3/27/2024	5.177		75,000	74,717
Federal Home Loan Bank 3/1/2024	5.181		200,000	199,971
Federal Home Loan Bank 3/26/2024	5.138		246,000	245,108
Federal Home Loan Bank 4/17/2024	5.157		150,000	148,972
Federal Home Loan Bank 4/4/2024	5.146		100,000	99,503
Federal Home Loan Bank 4/25/2024	5.089		250,000	247,998
Federal Home Loan Bank 3/28/2024	5.151		149,000	148,417
Federal Home Loan Bank 5/22/2024	5.175		100,000	98,808
Federal Home Loan Bank 5/24/2024	5.192		50,000	49,390
Total short-term securities (cost: $4,244,880,000)				4,244,841

Total investment securities 135.76% (cost: $14,218,436,000)				14,009,163
Other assets less liabilities (35.76)%				(3,690,023)

Net assets 100.00%				$10,319,140

12	American Funds Mortgage Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 2/29/2024 (000)
2 Year U.S. Treasury Note Futures	Long	22,118	7/3/2024	USD4,528,661	$1,903
5 Year U.S. Treasury Note Futures	Long	9,853	7/3/2024	1,053,347	1,385
10 Year U.S. Treasury Note Futures	Long	11,007	6/28/2024	1,215,586	2,213
10 Year U.S. Treasury Note Futures	Long	1,828	6/28/2024	208,706	311
20 Year U.S. Treasury Bond Futures	Short	5,394	6/28/2024	(643,235)	(3,510)
30 Year Ultra U.S. Treasury Bond Futures	Long	1,276	6/28/2024	163,169	2,284
					$4,586

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional amount (000)	Value at 2/29/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/29/2024 (000)
Rate	Payment frequency	Rate	Payment frequency	Expiration date
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	USD153,802	$(877)	$—	$(877)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	166,198	(946)	—	(946)
SOFR	Annual	3.6038%	Annual	1/8/2034	46,550	1,032	—	1,032
SOFR	Annual	3.41%	Annual	7/28/2045	115,000	6,739	—	6,739
SOFR	Annual	3.486%	Annual	1/17/2054	7,844	225	—	225
						$6,173	$—	$6,173

Investments in affiliates9

	Value at 9/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/29/2024 (000)	Dividend or interest income (000)
Short-term securities 25.27%
Money market investments 25.27%
Capital Group Central Cash Fund 5.41%[8]	$2,490,179	$4,000,284	$3,882,938	$74	$(153)	$2,607,446	$54,220

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[3]	Purchased on a TBA basis.
[4]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $297,077,000, which represented 2.88% of the net assets of the fund.
[5]	Amount less than one thousand.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $90,542,000, which represented .88% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Rate represents the seven-day yield at 2/29/2024.
[9]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

American Funds Mortgage Fund	13

Key to abbreviation(s)

Assn. = Association

CME = CME Group

EFFR = Effective Federal Funds Rate

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

14	American Funds Mortgage Fund

Financial statements

Statement of assets and liabilities at February 29, 2024	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $11,610,987)	$11,401,717
Affiliated issuers (cost: $2,607,449)	2,607,446	$14,009,163
Cash		10,056
Cash collateral pledged for futures contracts		3,488
Receivables for:
Sales of investments	2,390,510
Sales of fund’s shares	2,485
Dividends and interest	36,945
Variation margin on futures contracts	2,533
Variation margin on centrally cleared swap contracts	74	2,432,547
		16,455,254
Liabilities:
Payables for:
Purchases of investments	6,127,048
Repurchases of fund’s shares	3,214
Investment advisory services	1,890
Services provided by related parties	337
Trustees’ deferred compensation	100
Variation margin on futures contracts	2,870
Variation margin on centrally cleared swap contracts	649
Other	6	6,136,114
Net assets at February 29, 2024		$10,319,140

Net assets consist of:
Capital paid in on shares of beneficial interest		$11,680,744
Total distributable earnings (accumulated loss)		(1,361,604)
Net assets at February 29, 2024		$10,319,140

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,185,190 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$172,214	19,781	$8.71
Class C	7,287	846	8.61
Class T	9	1	8.70
Class F-1	33,718	3,872	8.71
Class F-2	351,016	40,298	8.71
Class F-3	343,784	39,471	8.71
Class 529-A	18,982	2,181	8.70
Class 529-C	1,108	129	8.59
Class 529-E	755	87	8.70
Class 529-T	10	1	8.70
Class 529-F-1	9	1	8.71
Class 529-F-2	5,836	670	8.71
Class 529-F-3	9	1	8.71
Class R-1	4,818	560	8.61
Class R-2	2,403	279	8.60
Class R-2E	189	22	8.68
Class R-3	41,164	4,744	8.68
Class R-4	11,058	1,270	8.71
Class R-5E	811	93	8.71
Class R-5	405	47	8.71
Class R-6	9,323,555	1,070,836	8.71

Refer to the notes to financial statements.

American Funds Mortgage Fund	15

Financial statements (continued)

Statement of operations for the six months ended February 29, 2024	unaudited (dollars in thousands)

Investment income:
Income:
Interest from unaffiliated issuers	$201,050
Dividends from affiliated issuers	54,220	$255,270
Fees and expenses*:
Investment advisory services	12,794
Distribution services	455
Transfer agent services	395
Administrative services	1,435
529 plan services	8
Reports to shareholders	27
Registration statement and prospectus	466
Trustees’ compensation	25
Auditing and legal	13
Custodian	97
Other	17
Total fees and expenses before waiver	15,732
Less waiver of fees and expenses:
Investment advisory services waiver	1,611
Total fees and expenses after waiver		14,121
Net investment income		241,149

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(47,836)
Affiliated issuers	74
Futures contracts	(37,887)
Swap contracts	(3,092)	(88,741)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	33,429
Affiliated issuers	(153)
Futures contracts	(18,326)
Swap contracts	7,145	22,095
Net realized gain (loss) and unrealized appreciation (depreciation)		(66,646)

Net increase (decrease) in net assets resulting from operations		$174,503

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

16	American Funds Mortgage Fund

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Six months ended February 29, 2024*	Year ended August 31, 2023
Operations:
Net investment income	$241,149	$335,661
Net realized gain (loss)	(88,741)	(580,626)
Net unrealized appreciation (depreciation)	22,095	13,630
Net increase (decrease) in net assets resulting from operations	174,503	(231,335)

Distributions paid or accrued to shareholders	(226,713)	(326,827)

Net capital share transactions	1,034,827	1,450,306

Total increase (decrease) in net assets	982,617	892,144

Net assets:
Beginning of period	9,336,523	8,444,379
End of period	$10,319,140	$9,336,523

*	Unaudited.

Refer to the notes to financial statements.

American Funds Mortgage Fund	17

Notes to financial statements	unaudited

1. Organization

American Funds Mortgage Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide current income and preservation of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

18	American Funds Mortgage Fund

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

American Funds Mortgage Fund	19

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 29, 2024 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$9,290,454	$—	$9,290,454
U.S. Treasury bonds & notes	—	364,368	—	364,368
Asset-backed obligations	—	109,500	—	109,500
Short-term securities	2,607,446	1,637,395	—	4,244,841
Total	$2,607,446	$11,401,717	$—	$14,009,163

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$8,096	$—	$—	$8,096
Unrealized appreciation on centrally cleared interest rate swaps	—	7,996	—	7,996
Liabilities:
Unrealized depreciation on futures contracts	(3,510)	—	—	(3,510)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,823)	—	(1,823)
Total	$4,586	$6,173	$—	$10,759

*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

20	American Funds Mortgage Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities which may be prepaid at any time, such as mortgage or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

American Funds Mortgage Fund	21

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates —i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

22	American Funds Mortgage Fund

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $7,307,971,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

American Funds Mortgage Fund	23

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $856,566,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and interest rate swaps as of, or for the six months ended, February 29, 2024 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$8,096	Unrealized depreciation*	$3,510
Swap (centrally cleared)	Interest	Unrealized appreciation*	7,996	Unrealized depreciation*	1,823
			$16,092		$5,333

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(37,887)	Net unrealized depreciation on futures contracts	$(18,326)
Swap	Interest	Net realized loss on swap contracts	(3,092)	Net unrealized appreciation on swap contracts	7,145
			$(40,979)		$(11,181)

*	Includes cumulative appreciation/depreciation on futures contracts and centrally cleared interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, interest rate swaps and future delivery contracts. For futures contracts and centrally cleared interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 29, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

24	American Funds Mortgage Fund

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; cost of investments sold; paydowns on fixed-income securities; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2023, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$2,821
Capital loss carryforward*	(1,068,272)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of February 29, 2024, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$50,558
Gross unrealized depreciation on investments	(249,346)
Net unrealized appreciation (depreciation) on investments	(198,788)
Cost of investments	14,218,711

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended February 29, 2024		Year ended August 31, 2023
Class A	$3,662		$5,981
Class C	137		230
Class T	—	†	—	†
Class F-1	567		865
Class F-2	5,416		6,195
Class F-3	9,419		4,895
Class 529-A	405		716
Class 529-C	18		36
Class 529-E	17		31
Class 529-T	—	†	1
Class 529-F-1	—	†	—	†
Class 529-F-2	136		241
Class 529-F-3	—	†	—	†
Class R-1	88		139
Class R-2	43		66
Class R-2E	5		5
Class R-3	773		1,105
Class R-4	257		407
Class R-5E	20		30
Class R-5	12		24
Class R-6	205,738		305,860
Total	$226,713		$326,827

†	Amount less than one thousand.
American Funds Mortgage Fund	25

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.155% on the first $15 billion of daily net assets and decreasing to 0.130% on such assets in excess of $15 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. During the six months ended February 29, 2024, CRMC waived investment advisory services fees of $1,611,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $12,794,000, which were equivalent to an annualized rate of 0.267% of average daily net assets, were reduced to $11,183,000, which were equivalent to an annualized rate of 0.234% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 29, 2024, unreimbursed expenses subject to reimbursement totaled $55,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

26	American Funds Mortgage Fund

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended February 29, 2024, the 529 plan services fees were $8,000, which were equivalent to 0.058% of the average daily net assets of each 529 share class.

For the six months ended February 29, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$212	$167		$26		Not applicable
Class C	39	8		1		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	32	16		4		Not applicable
Class F-2	Not applicable	125		35		Not applicable
Class F-3	Not applicable	—	*	59		Not applicable
Class 529-A	22	18		3		$6
Class 529-C	5	1		—	*	—	*
Class 529-E	2	1		—	*	—	*
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	3		1		2
Class 529-F-3	Not applicable	—		—	*	—	*
Class R-1	24	3		1		Not applicable
Class R-2	9	4		—	*	Not applicable
Class R-2E	1	—	*	—	*	Not applicable
Class R-3	94	32		6		Not applicable
Class R-4	15	7		2		Not applicable
Class R-5E	Not applicable	1		—	*	Not applicable
Class R-5	Not applicable	—	*	—	*	Not applicable
Class R-6	Not applicable	9		1,297		Not applicable
Total class-specific expenses	$455	$395		$1,435		$8

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $25,000 in the fund’s statement of operations reflects $20,000 in current fees (either paid in cash or deferred) and a net increase of $5,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

American Funds Mortgage Fund	27

Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended February 29, 2024, the fund did not engage in any such purchase or sale transactions with any related funds.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 29, 2024.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended February 29, 2024

Class A	$15,574	1,793	$3,611		417		$(19,542)	(2,256)	$(357)	(46)
Class C	446	51	136		16		(1,534)	(178)	(952)	(111)
Class T	—	—	—		—		—	—	—	—
Class F-1	16,204	1,862	567		65		(7,984)	(931)	8,787	996
Class F-2	211,366	24,036	5,370		618		(61,207)	(7,111)	155,529	17,543
Class F-3	135,632	15,795	9,415		1,086		(182,127)	(20,886)	(37,080)	(4,005)
Class 529-A	2,219	254	403		46		(3,058)	(351)	(436)	(51)
Class 529-C	383	44	18		2		(410)	(48)	(9)	(2)
Class 529-E	56	6	17		2		(204)	(23)	(131)	(15)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	518	60	135		15		(1,217)	(140)	(564)	(65)
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	574	67	87		10		(809)	(94)	(148)	(17)
Class R-2	397	46	43		5		(349)	(40)	91	11
Class R-2E	24	3	4		1		(57)	(7)	(29)	(3)
Class R-3	7,321	841	770		89		(3,856)	(448)	4,235	482
Class R-4	1,372	157	255		30		(2,825)	(323)	(1,198)	(136)
Class R-5E	77	9	20		2		(304)	(34)	(207)	(23)
Class R-5	54	6	11		2		(194)	(22)	(129)	(14)
Class R-6	872,935	100,045	205,751		23,741		(171,261)	(19,617)	907,425	104,169
Total net increase (decrease)	$1,265,152	145,075	$226,613		26,147		$(456,938)	(52,509)	$1,034,827	118,713

Refer to the end of the table for footnotes.

28	American Funds Mortgage Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2023

Class A	$22,352	2,481	$5,892		656		$(45,068)	(5,019)	$(16,824)	(1,882)
Class C	1,064	119	229		26		(3,201)	(361)	(1,908)	(216)
Class T	—	—	—		—		—	—	—	—
Class F-1	14,402	1,600	864		96		(11,079)	(1,242)	4,187	454
Class F-2	163,693	18,168	6,124		683		(161,120)	(18,120)	8,697	731
Class F-3	471,169	52,781	4,894		550		(146,268)	(16,743)	329,795	36,588
Class 529-A	2,783	309	710		79		(7,209)	(801)	(3,716)	(413)
Class 529-C	256	29	36		4		(820)	(92)	(528)	(59)
Class 529-E	122	14	31		3		(297)	(33)	(144)	(16)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	2,436	272	237		27		(2,860)	(322)	(187)	(23)
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	1,765	198	137		16		(2,137)	(241)	(235)	(27)
Class R-2	404	45	65		7		(816)	(92)	(347)	(40)
Class R-2E	74	8	5		1		(22)	(3)	57	6
Class R-3	14,033	1,567	1,098		123		(11,676)	(1,307)	3,455	383
Class R-4	4,568	504	404		45		(3,481)	(391)	1,491	158
Class R-5E	573	63	30		3		(177)	(20)	426	46
Class R-5	172	19	24		2		(685)	(76)	(489)	(55)
Class R-6	1,580,636	176,100	305,037		33,966		(759,097)	(83,852)	1,126,576	126,214
Total net increase (decrease)	$2,280,502	254,277	$325,817		36,287		$(1,156,013)	(128,715)	$1,450,306	161,849

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $35,436,633,000 and $34,766,107,000, respectively, during the six months ended February 29, 2024.

11. Ownership concentration

At February 29, 2024, three shareholders held more than 10% of the fund’s outstanding shares. The three shareholders were American Funds 2035 Target Date Retirement Fund, American Funds 2030 Target Date Retirement Fund and American Funds 2025 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 17%, 22% and 18%, respectively. CRMC is the investment adviser to the three target date retirement funds.

American Funds Mortgage Fund	29

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
2/29/2024[5,6]	$8.75	$.20	$(.05)	$.15	$(.19)	$—	$(.19)	$8.71	1.70%[7]	$172		.76%[8]		.72%[8]		4.61%[8]
8/31/2023	9.33	.30	(.58)	(.28)	(.30)	—	(.30)	8.75	(3.08)	174		.72		.69		3.36
8/31/2022	10.23	.09	(.89)	(.80)	(.10)	—	(.10)	9.33	(7.82)	203		.64		.64		.92
8/31/2021	10.60	.01	.02	.03	(.05)	(.35)	(.40)	10.23	.13	236		.62		.62		.12
8/31/2020	10.21	.10	.53	.63	(.15)	(.09)	(.24)	10.60	6.32	235		.65		.65		.97
8/31/2019	9.84	.20	.39	.59	(.22)	—	(.22)	10.21	6.05	198		.69		.69		2.03
Class C:
2/29/2024[5,6]	8.66	.16	(.06)	.10	(.15)	—	(.15)	8.61	1.19 [7]	7		1.51	[8]	1.48	[8]	3.86	[8]
8/31/2023	9.23	.23	(.57)	(.34)	(.23)	—	(.23)	8.66	(3.76)	8		1.47		1.44		2.58
8/31/2022	10.14	.01	(.86)	(.85)	(.06)	—	(.06)	9.23	(8.42)	11		1.39		1.39		.11
8/31/2021	10.56	(.06)	(.01)	(.07)	— [9]	(.35)	(.35)	10.14	(.66)	15		1.37		1.37		(.62)
8/31/2020	10.17	.03	.53	.56	(.08)	(.09)	(.17)	10.56	5.54	15		1.40		1.40		.26
8/31/2019	9.80	.12	.39	.51	(.14)	—	(.14)	10.17	5.26	16		1.46		1.46		1.25
Class T:
2/29/2024[5,6]	8.75	.21	(.06)	.15	(.20)	—	(.20)	8.70	1.71 [7,10]	—	[11]	.50	[8,10]	.47	[8,10]	4.87	[8,10]
8/31/2023	9.33	.33	(.59)	(.26)	(.32)	—	(.32)	8.75	(2.77)[10]	—	[11]	.40	[10]	.37	[10]	3.71	[10]
8/31/2022	10.22	.12	(.88)	(.76)	(.13)	—	(.13)	9.33	(7.50)[10]	—	[11]	.39	[10]	.39	[10]	1.19	[10]
8/31/2021	10.60	.04	— [9]	.04	(.07)	(.35)	(.42)	10.22	.36 [10]	—	[11]	.40	[10]	.40	[10]	.35	[10]
8/31/2020	10.21	.13	.52	.65	(.17)	(.09)	(.26)	10.60	6.45 [10]	—	[11]	.43	[10]	.43	[10]	1.22	[10]
8/31/2019	9.83	.22	.40	.62	(.24)	—	(.24)	10.21	6.40 [10]	—	[11]	.46	[10]	.46	[10]	2.26	[10]
Class F-1:
2/29/2024[5,6]	8.75	.20	(.05)	.15	(.19)	—	(.19)	8.71	1.73 [7]	34		.69	[8]	.65	[8]	4.69	[8]
8/31/2023	9.34	.32	(.61)	(.29)	(.30)	—	(.30)	8.75	(3.12)	25		.65		.63		3.52
8/31/2022	10.23	.10	(.88)	(.78)	(.11)	—	(.11)	9.34	(7.69)	22		.61		.61		1.02
8/31/2021	10.61	.01	.01	.02	(.05)	(.35)	(.40)	10.23	.15	20		.61		.61		.14
8/31/2020	10.21	.10	.54	.64	(.15)	(.09)	(.24)	10.61	6.34	20		.63		.63		1.00
8/31/2019	9.84	.20	.39	.59	(.22)	—	(.22)	10.21	6.06	18		.68		.68		2.05
Class F-2:
2/29/2024[5,6]	8.76	.21	(.06)	.15	(.20)	—	(.20)	8.71	1.74 [7]	351		.42	[8]	.38	[8]	4.96	[8]
8/31/2023	9.34	.34	(.59)	(.25)	(.33)	—	(.33)	8.76	(2.76)	199		.40		.37		3.75
8/31/2022	10.23	.13	(.89)	(.76)	(.13)	—	(.13)	9.34	(7.45)	206		.35		.35		1.30
8/31/2021	10.61	.04	.01	.05	(.08)	(.35)	(.43)	10.23	.42	172		.34		.34		.41
8/31/2020	10.22	.13	.53	.66	(.18)	(.09)	(.27)	10.61	6.52	180		.36		.36		1.21
8/31/2019	9.84	.23	.40	.63	(.25)	—	(.25)	10.22	6.46	122		.39		.39		2.33
Class F-3:
2/29/2024[5,6]	8.76	.22	(.07)	.15	(.20)	—	(.20)	8.71	1.80 [7]	344		.31	[8]	.28	[8]	5.06	[8]
8/31/2023	9.34	.36	(.60)	(.24)	(.34)	—	(.34)	8.76	(2.65)	381		.29		.26		4.07
8/31/2022	10.23	.18	(.93)	(.75)	(.14)	—	(.14)	9.34	(7.35)	64		.24		.24		1.88
8/31/2021	10.61	.05	.01	.06	(.09)	(.35)	(.44)	10.23	.53	19		.23		.23		.51
8/31/2020	10.22	.13	.54	.67	(.19)	(.09)	(.28)	10.61	6.64	29		.25		.25		1.28
8/31/2019	9.84	.24	.40	.64	(.26)	—	(.26)	10.22	6.56	18		.30		.30		2.43
Class 529-A:
2/29/2024[5,6]	8.75	.20	(.07)	.13	(.18)	—	(.18)	8.70	1.56 [7]	19		.79	[8]	.76	[8]	4.58	[8]
8/31/2023	9.33	.30	(.59)	(.29)	(.29)	—	(.29)	8.75	(3.11)	20		.75		.73		3.32
8/31/2022	10.22	.09	(.88)	(.79)	(.10)	—	(.10)	9.33	(7.75)	25		.67		.67		.89
8/31/2021	10.60	.01	— [9]	.01	(.04)	(.35)	(.39)	10.22	.11	30		.65		.65		.10
8/31/2020	10.21	.10	.52	.62	(.14)	(.09)	(.23)	10.60	6.18	29		.69		.69		.94
8/31/2019	9.83	.20	.39	.59	(.21)	—	(.21)	10.21	6.09	24		.75		.75		1.97

Refer to the end of the table for footnotes.

30	American Funds Mortgage Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
2/29/2024[5,6]	$8.64	$.16	$(.06)	$.10	$(.15)	$—	$(.15)	$8.59	1.17%[7]	$1		1.55%[8]		1.52%[8]		3.82%[8]
8/31/2023	9.21	.22	(.57)	(.35)	(.22)	—	(.22)	8.64	(3.82)	1		1.52		1.50		2.52
8/31/2022	10.12	.01	(.86)	(.85)	(.06)	—	(.06)	9.21	(8.46)	2		1.44		1.44		.09
8/31/2021	10.54	(.07)	— [9]	(.07)	— [9]	(.35)	(.35)	10.12	(.67)	2		1.42		1.42		(.67)
8/31/2020	10.16	.02	.52	.54	(.07)	(.09)	(.16)	10.54	5.42	3		1.45		1.45		.23
8/31/2019	9.79	.12	.39	.51	(.14)	—	(.14)	10.16	5.22	4		1.51		1.51		1.20
Class 529-E:
2/29/2024[5,6]	8.75	.19	(.06)	.13	(.18)	—	(.18)	8.70	1.50 [7]	1		.91	[8]	.88	[8]	4.46	[8]
8/31/2023	9.33	.28	(.58)	(.30)	(.28)	—	(.28)	8.75	(3.29)	1		.94		.92		3.15
8/31/2022	10.22	.07	(.88)	(.81)	(.08)	—	(.08)	9.33	(7.90)	1		.87		.87		.69
8/31/2021	10.60	(.01)	— [9]	(.01)	(.02)	(.35)	(.37)	10.22	(.09)	1		.86		.86		(.12)
8/31/2020	10.21	.08	.52	.60	(.12)	(.09)	(.21)	10.60	5.96	1		.90		.90		.75
8/31/2019	9.84	.18	.38	.56	(.19)	—	(.19)	10.21	5.77	2		.96		.96		1.77
Class 529-T:
2/29/2024[5,6]	8.75	.21	(.07)	.14	(.19)	—	(.19)	8.70	1.67 [7,10]	—	[11]	.57	[8,10]	.53	[8,10]	4.81	[8,10]
8/31/2023	9.33	.33	(.59)	(.26)	(.32)	—	(.32)	8.75	(2.86)[10]	—	[11]	.49	[10]	.46	[10]	3.62	[10]
8/31/2022	10.22	.11	(.88)	(.77)	(.12)	—	(.12)	9.33	(7.54)[10]	—	[11]	.44	[10]	.44	[10]	1.14	[10]
8/31/2021	10.60	.03	— [9]	.03	(.06)	(.35)	(.41)	10.22	.31 [10]	—	[11]	.45	[10]	.45	[10]	.30	[10]
8/31/2020	10.21	.12	.52	.64	(.16)	(.09)	(.25)	10.60	6.41 [10]	—	[11]	.47	[10]	.47	[10]	1.18	[10]
8/31/2019	9.83	.22	.40	.62	(.24)	—	(.24)	10.21	6.34 [10]	—	[11]	.51	[10]	.51	[10]	2.21	[10]
Class 529-F-1:
2/29/2024[5,6]	8.75	.21	(.05)	.16	(.20)	—	(.20)	8.71	1.83 [7,10]	—	[11]	.48	[8,10]	.45	[8,10]	4.89	[8,10]
8/31/2023	9.33	.33	(.59)	(.26)	(.32)	—	(.32)	8.75	(2.83)[10]	—	[11]	.47	[10]	.44	[10]	3.65	[10]
8/31/2022	10.23	.11	(.89)	(.78)	(.12)	—	(.12)	9.33	(7.62)[10]	—	[11]	.42	[10]	.42	[10]	1.17	[10]
8/31/2021	10.60	.05	— [9]	.05	(.07)	(.35)	(.42)	10.23	.43 [10]	—	[11]	.42	[10]	.42	[10]	.48	[10]
8/31/2020	10.21	.12	.53	.65	(.17)	(.09)	(.26)	10.60	6.43	9		.45		.45		1.19
8/31/2019	9.84	.22	.39	.61	(.24)	—	(.24)	10.21	6.23	8		.52		.52		2.20
Class 529-F-2:
2/29/2024[5,6]	8.76	.21	(.06)	.15	(.20)	—	(.20)	8.71	1.72 [7]	6		.49	[8]	.45	[8]	4.89	[8]
8/31/2023	9.34	.34	(.59)	(.25)	(.33)	—	(.33)	8.76	(2.74)	7		.38		.35		3.73
8/31/2022	10.23	.11	(.87)	(.76)	(.13)	—	(.13)	9.34	(7.49)	7		.39		.39		1.16
8/31/2021[5,12]	10.59	.02	.02	.04	(.05)	(.35)	(.40)	10.23	.39 [7]	8		.43	[8]	.43	[8]	.28	[8]
Class 529-F-3:
2/29/2024[5,6]	8.76	.22	(.07)	.15	(.20)	—	(.20)	8.71	1.78 [7]	—	[11]	.35	[8]	.32	[8]	5.02	[8]
8/31/2023	9.34	.34	(.59)	(.25)	(.33)	—	(.33)	8.76	(2.71)	—	[11]	.34		.32		3.77
8/31/2022	10.23	.13	(.88)	(.75)	(.14)	—	(.14)	9.34	(7.40)	—	[11]	.29		.29		1.29
8/31/2021[5,12]	10.59	.04	.01	.05	(.06)	(.35)	(.41)	10.23	.50 [7]	—	[11]	.36	[8]	.29	[8]	.42	[8]
Class R-1:
2/29/2024[5,6]	8.65	.17	(.06)	.11	(.15)	—	(.15)	8.61	1.34 [7]	5		1.44	[8]	1.41	[8]	3.93	[8]
8/31/2023	9.23	.24	(.59)	(.35)	(.23)	—	(.23)	8.65	(3.81)	5		1.41		1.39		2.69
8/31/2022	10.14	.02	(.87)	(.85)	(.06)	—	(.06)	9.23	(8.40)	5		1.36		1.36		.19
8/31/2021	10.55	(.07)	.01	(.06)	— [9]	(.35)	(.35)	10.14	(.57)	7		1.40		1.40		(.65)
8/31/2020	10.18	.01	.53	.54	(.08)	(.09)	(.17)	10.55	5.34	7		1.49		1.49		.14
8/31/2019	9.81	.12	.40	.52	(.15)	—	(.15)	10.18	5.30	4		1.45		1.45		1.26

Refer to the end of the table for footnotes.

American Funds Mortgage Fund	31

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class R-2:
2/29/2024[5,6]	$8.65	$.17	$(.06)	$.11	$(.16)	$—	$(.16)	$8.60	1.24%[7]	$2		1.41%[8]		1.38%[8]		3.96%[8]
8/31/2023	9.22	.24	(.58)	(.34)	(.23)	—	(.23)	8.65	(3.69)	2		1.39		1.37		2.67
8/31/2022	10.13	.03	(.88)	(.85)	(.06)	—	(.06)	9.22	(8.39)	3		1.33		1.33		.26
8/31/2021	10.54	(.06)	— [9]	(.06)	— [9]	(.35)	(.35)	10.13	(.57)	3		1.34		1.34		(.60)
8/31/2020	10.16	.03	.52	.55	(.08)	(.09)	(.17)	10.54	5.47	3		1.37		1.37		.28
8/31/2019	9.79	.13	.39	.52	(.15)	—	(.15)	10.16	5.33	3		1.40		1.40		1.32
Class R-2E:
2/29/2024[5,6]	8.72	.18	(.05)	.13	(.17)	—	(.17)	8.68	1.52 [7]	—	[11]	1.10	[8]	1.07	[8]	4.27	[8]
8/31/2023	9.30	.28	(.60)	(.32)	(.26)	—	(.26)	8.72	(3.43)	—	[11]	1.06		1.04		3.09
8/31/2022	10.20	.06	(.88)	(.82)	(.08)	—	(.08)	9.30	(8.09)	—	[11]	1.02		1.01		.60
8/31/2021	10.59	(.03)	— [9]	(.03)	(.01)	(.35)	(.36)	10.20	(.28)	—	[11]	1.06		1.01		(.25)
8/31/2020	10.20	.06	.53	.59	(.11)	(.09)	(.20)	10.59	5.82	—	[11]	1.14		1.06		.57
8/31/2019	9.82	.16	.40	.56	(.18)	—	(.18)	10.20	5.74	—	[11]	1.14		1.09		1.64
Class R-3:
2/29/2024[5,6]	8.72	.19	(.05)	.14	(.18)	—	(.18)	8.68	1.58 [7]	41		.98	[8]	.94	[8]	4.40	[8]
8/31/2023	9.30	.28	(.59)	(.31)	(.27)	—	(.27)	8.72	(3.32)	37		.95		.93		3.17
8/31/2022	10.20	.06	(.88)	(.82)	(.08)	—	(.08)	9.30	(8.03)	36		.90		.90		.66
8/31/2021	10.58	(.02)	.01	(.01)	(.02)	(.35)	(.37)	10.20	(.11)	42		.93		.93		(.17)
8/31/2020	10.20	.07	.52	.59	(.12)	(.09)	(.21)	10.58	5.82	37		1.04		1.04		.64
8/31/2019	9.83	.17	.39	.56	(.19)	—	(.19)	10.20	5.75	41		1.00		1.00		1.74
Class R-4:
2/29/2024[5,6]	8.76	.20	(.06)	.14	(.19)	—	(.19)	8.71	1.62 [7]	11		.68	[8]	.65	[8]	4.70	[8]
8/31/2023	9.34	.32	(.60)	(.28)	(.30)	—	(.30)	8.76	(3.00)	12		.64		.62		3.53
8/31/2022	10.23	.11	(.89)	(.78)	(.11)	—	(.11)	9.34	(7.67)	12		.59		.59		1.08
8/31/2021	10.61	.02	— [9]	.02	(.05)	(.35)	(.40)	10.23	.18	9		.58		.58		.17
8/31/2020	10.21	.10	.54	.64	(.15)	(.09)	(.24)	10.61	6.35	6		.62		.62		1.01
8/31/2019	9.84	.20	.39	.59	(.22)	—	(.22)	10.21	6.08	5		.66		.66		2.04
Class R-5E:
2/29/2024[5,6]	8.75	.21	(.05)	.16	(.20)	—	(.20)	8.71	1.71 [7]	1		.49	[8]	.46	[8]	4.88	[8]
8/31/2023	9.33	.34	(.60)	(.26)	(.32)	—	(.32)	8.75	(2.81)	1		.44		.41		3.80
8/31/2022	10.23	.13	(.90)	(.77)	(.13)	—	(.13)	9.33	(7.50)	1		.39		.39		1.33
8/31/2021	10.60	.04	.01	.05	(.07)	(.35)	(.42)	10.23	.36	—	[11]	.39		.39		.34
8/31/2020	10.21	.12	.53	.65	(.17)	(.09)	(.26)	10.60	6.46	—	[11]	.43		.42		1.15
8/31/2019	9.84	.23	.38	.61	(.24)	—	(.24)	10.21	6.28	—	[11]	.48		.46		2.28
Class R-5:
2/29/2024[5,6]	8.76	.22	(.07)	.15	(.20)	—	(.20)	8.71	1.77 [7]	—	[11]	.38	[8]	.35	[8]	4.99	[8]
8/31/2023	9.34	.32	(.57)	(.25)	(.33)	—	(.33)	8.76	(2.71)	1		.34		.33		3.50
8/31/2022	10.23	.13	(.88)	(.75)	(.14)	—	(.14)	9.34	(7.40)	1		.29		.29		1.30
8/31/2021	10.61	.05	— [9]	.05	(.08)	(.35)	(.43)	10.23	.47	1		.29		.29		.46
8/31/2020	10.21	.13	.54	.67	(.18)	(.09)	(.27)	10.61	6.67	1		.32		.32		1.28
8/31/2019	9.84	.24	.38	.62	(.25)	—	(.25)	10.21	6.40	1		.36		.36		2.36
Class R-6:
2/29/2024[5,6]	8.75	.22	(.06)	.16	(.20)	—	(.20)	8.71	1.92 [7]	9,324		.31	[8]	.28	[8]	5.06	[8]
8/31/2023	9.33	.35	(.59)	(.24)	(.34)	—	(.34)	8.75	(2.76)	8,463		.28		.26		3.87
8/31/2022	10.23	.13	(.89)	(.76)	(.14)	—	(.14)	9.33	(7.35)	7,845		.24		.24		1.35
8/31/2021	10.61	.05	.01	.06	(.09)	(.35)	(.44)	10.23	.53	8,373		.22		.22		.53
8/31/2020	10.21	.14	.54	.68	(.19)	(.09)	(.28)	10.61	6.75	6,590		.25		.25		1.40
8/31/2019	9.84	.24	.39	.63	(.26)	—	(.26)	10.21	6.47	6,095		.29		.29		2.43

Refer to the end of the table for footnotes.

32	American Funds Mortgage Fund

Financial highlights (continued)

	Six months ended	Year ended August 31,
Portfolio turnover rate for all share classes[13,14]	February 29, 2024[4,5,6]	2023	2022	2021	2020	2019
Excluding mortgage dollar roll transactions	15%	86%	42%	66%	114%	129%
Including mortgage dollar roll transactions	384%	1,185%	1,147%	1,015%	1,015%	605%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC and/or AFS. During some of the years shown, CRMC waived a portion of investment advisory services fees. In addition, during one of the years shown, AFS waived a portion of transfer agent services fees for certain share classes. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than $.01.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Amount less than $1 million.
[12]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

American Funds Mortgage Fund	33

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2023, through February 29, 2024).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

34	American Funds Mortgage Fund

Expense example (continued)

	Beginning account value 9/1/2023	Ending account value 2/29/2024	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,016.95	$3.61	.72%
Class A – assumed 5% return	1,000.00	1,021.28	3.62	.72
Class C – actual return	1,000.00	1,011.94	7.40	1.48
Class C – assumed 5% return	1,000.00	1,017.50	7.42	1.48
Class T – actual return	1,000.00	1,017.08	2.36	.47
Class T – assumed 5% return	1,000.00	1,022.53	2.36	.47
Class F-1 – actual return	1,000.00	1,017.29	3.26	.65
Class F-1 – assumed 5% return	1,000.00	1,021.63	3.27	.65
Class F-2 – actual return	1,000.00	1,017.45	1.91	.38
Class F-2 – assumed 5% return	1,000.00	1,022.97	1.91	.38
Class F-3 – actual return	1,000.00	1,018.02	1.40	.28
Class F-3 – assumed 5% return	1,000.00	1,023.47	1.41	.28
Class 529-A – actual return	1,000.00	1,015.62	3.81	.76
Class 529-A – assumed 5% return	1,000.00	1,021.08	3.82	.76
Class 529-C – actual return	1,000.00	1,011.71	7.60	1.52
Class 529-C – assumed 5% return	1,000.00	1,017.30	7.62	1.52
Class 529-E – actual return	1,000.00	1,015.01	4.41	.88
Class 529-E – assumed 5% return	1,000.00	1,020.49	4.42	.88
Class 529-T – actual return	1,000.00	1,016.73	2.66	.53
Class 529-T – assumed 5% return	1,000.00	1,022.23	2.66	.53
Class 529-F-1 – actual return	1,000.00	1,018.34	2.26	.45
Class 529-F-1 – assumed 5% return	1,000.00	1,022.63	2.26	.45
Class 529-F-2 – actual return	1,000.00	1,017.15	2.26	.45
Class 529-F-2 – assumed 5% return	1,000.00	1,022.63	2.26	.45
Class 529-F-3 – actual return	1,000.00	1,017.83	1.61	.32
Class 529-F-3 – assumed 5% return	1,000.00	1,023.27	1.61	.32
Class R-1 – actual return	1,000.00	1,013.44	7.06	1.41
Class R-1 – assumed 5% return	1,000.00	1,017.85	7.07	1.41
Class R-2 – actual return	1,000.00	1,012.41	6.90	1.38
Class R-2 – assumed 5% return	1,000.00	1,018.00	6.92	1.38
Class R-2E – actual return	1,000.00	1,015.20	5.36	1.07
Class R-2E – assumed 5% return	1,000.00	1,019.54	5.37	1.07
Class R-3 – actual return	1,000.00	1,015.82	4.71	.94
Class R-3 – assumed 5% return	1,000.00	1,020.19	4.72	.94
Class R-4 – actual return	1,000.00	1,016.19	3.26	.65
Class R-4 – assumed 5% return	1,000.00	1,021.63	3.27	.65
Class R-5E – actual return	1,000.00	1,017.14	2.31	.46
Class R-5E – assumed 5% return	1,000.00	1,022.58	2.31	.46
Class R-5 – actual return	1,000.00	1,017.68	1.76	.35
Class R-5 – assumed 5% return	1,000.00	1,023.12	1.76	.35
Class R-6 – actual return	1,000.00	1,019.19	1.41	.28
Class R-6 – assumed 5% return	1,000.00	1,023.47	1.41	.28

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

American Funds Mortgage Fund	35

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2022, through September 30, 2023. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

36	American Funds Mortgage Fund

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2900

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Funds Mortgage Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Mortgage Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2024, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

On or around July 1, 2024, American Funds Distributors, Inc. will be renamed Capital Client Group, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 84% of 10-year periods and 97% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2023.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2023. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2023. Thirteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how a security and an index move in relation to each other. A correlation ranges from -1 to 1. A positive correlation close to 1 implies that as one moved, either up or down, the other moved in “lockstep,” in the same direction. A negative correlation close to -1 indicates the two have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 55% of the time, based on the 20-year period ended December 31, 2023, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

Capital Group manages equity assets through three investment groups. These groups make investment and proxy voting decisions independently. Fixed income investment professionals provide fixed income research and investment management across the Capital organization; however, for securities with equity characteristics, they act solely on behalf of one of the three equity investment groups.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MORTGAGE FUND

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: April 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: April 30, 2024

By ___/s/ Becky L. Park __________
Becky L. Park, Treasurer and Principal Financial Officer

Date: April 30, 2024